Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Details) - Parent [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,587	$ 513	¥ 20,014
Short term investments	2,746	393	3,694
Other receivables and amounts due from subsidiaries and affiliates	549,975	78,645	454,830
Amounts due from related parties	13,044	1,865
Total current assets	569,352	81,416	478,538
Non-current assets:
Investment in subsidiaries	1,198,615	171,399	2,512,999
Investment in an affiliate			1,004,683
Other non-current asset			17,549
Total assets	1,767,967	252,815	4,013,769
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,289,447	184,387	1,467,253
Total liabilities	1,289,447	184,387	1,467,253
Ordinary shares (US$0.4 par value; 8,000,000,000 shares authorized, 2,898,308 shares issued and 2,830,230 shares outstanding as of December 31, 2024；8,000,000,000 shares authorized, 13,435,271 shares issued and 13,435,271 shares outstanding as of December 31, 2025)	60,250	8,616	8,678
Treasury Stock			(197)
Additional paid-in capital	401,928	57,475	192,760
Retained earnings	107,555	15,380	2,382,941
Accumulated other comprehensive loss	(91,213)	(13,043)	(37,666)
Total shareholders’ equity	478,520	68,428	2,546,516
Total liabilities and shareholders’ equity	¥ 1,767,967	$ 252,815	¥ 4,013,769